Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current	$ 91	$ 84
Regulatory Assets, Noncurrent	387	370
Total regulatory assets	478	454
Regulatory Liabilities, Current	11	4
Regulatory Liabilities, Noncurrent	498	434
Total regulatory liabilities	$ 509	$ 438
Interest Capitalized [Abstract]
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Threshold For Amortization Of Unrecognized Actuarial Gains Losses	10.00%
Pension Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	13 years
Amortization Period Of Difference Between Expected And Actual Return On Plan Assets	5 years
Other Postretirement Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	7 years
Amortization Period Of Unrecognized Prior Service Costs Credits	4 years
Maximum [Member] | Pension Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Threshold For Market Related Value	110.00%
Minimum [Member] | Pension Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Threshold For Market Related Value	90.00%